Document and Entity Information	Jun. 22, 2022
Cover [Abstract]
Entity Registrant Name	LAKELAND INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000798081
Document Type	8-K
Document Period End Date	Jun. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-15335
Entity Tax Identification Number	13-3115216
Entity Address, Address Line One	1525 Perimeter Parkway
Entity Address, Address Line Two	Suite 325
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806
City Area Code	(256)
Local Phone Number	350-3873
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	LAKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false